GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Location
	Year ended December 31,
	2023	2022	2021

Europe	$39,945	$41,773	$58,414
Asia and Oceania	20,547	29,888	44,227
Americas	16,542	21,791	19,391
Middle East and Africa (*)	16,116	29,285	23,568

	$93,150	$122,737	$145,600

Schedule of Major Customers
	Year ended December 31,
	2023	2022	2021

1st Customer	15%	-	11%

	15%	-	11%

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2023	2022
Long-lived assets:
Israel	$13,431	$18,472
Other	815	1,151

	$14,246	$19,623